COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 340,199	$ 273,678
General and administrative expenses	32,203	31,419
Interest expense and other financing costs	35,839	29,941
Other costs and expenses, net	42,272	30,965
Fair value gains on investment properties, net	(273,437)	(245,442)
Fair value losses (gains) on financial instruments, net	3,402	(1,192)
Loss on sale of investment properties	901	3,045
Income before income taxes	499,019	424,942
Income tax expense	69,092	42,667
Net income	429,927	382,275
Less net income attributable to non-controlling interests	123	196
Net income attributable to stapled unitholders	429,804	382,079
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	340,199	273,678
General and administrative expenses	32,203	31,419
Interest expense and other financing costs	35,839	29,941
Other costs and expenses, net	42,272	30,965
Fair value gains on investment properties, net	(273,437)	(245,442)
Fair value losses (gains) on financial instruments, net	3,402	(1,192)
Loss on sale of investment properties	901	3,045
Income before income taxes	499,019	424,942
Income tax expense	69,092	42,667
Net income	429,927	382,275
Less net income attributable to non-controlling interests	127	200
Net income attributable to stapled unitholders	429,800	382,075
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(4)	(4)
Income before income taxes	4	4
Net income	4	4
Net income attributable to stapled unitholders	4	4
Eliminations/Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	4	4
Income before income taxes	(4)	(4)
Net income	(4)	(4)
Less net income attributable to non-controlling interests	$ (4)	$ (4)